Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Noncontrolling Interests
1 9 .	REDEEMABLE NONCONTROLLING INTERESTS

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	716	1,109	3,102	487
Business combinations (Note 3)	182	—	—	—
Issuance of subsidiary shares	100	1,866	4,722	741
Accretion of redeemable noncontrolling interests	111	127	391	61
Reclassification of ordinary shares from mezzanine equity to ordinary shares	—	—	(153)	(24)
Repurchase of redeemable noncontrolling interests	—	—	(914)	(143)

Balance as of December 31	1,109	3,102	7,148	1,122

SLG had issued 61,666,667 and 124,364,350
, as of December 31, 2020 and 2021
,
respectively, preferred shares to certain
 non-controlling
shareholders, which could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Company. Therefore, these preferred shares were accounted for as redeemable noncontrolling interests.
The Company also have other subsidiaries or VIEs that have issued preferred shares which were accounted for as redeemable noncontrolling interests. As of December 31, 2021, those redeemable noncontrolling interests were insignificant.

The Company accounts for the changes in accretion to the redemption value in accordance with ASC Topic 480,
Distinguishing Liabilities from Equity.
The Company elects to use the effective interest method to account for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interest.